SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue	$ 23,256	$ 18,286	$ 45,138	$ 34,696
Net income attributable to shareholders	590	816	1,949	2,051
Total assets	411,866		411,866		$ 391,003
Total liabilities	277,854		277,854		256,262
Non-controlling interest - preferred equity	230		230		230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	196	(19)	254	52
Net income attributable to shareholders	590	816	1,949	2,051
Total assets	83,396		83,396		84,793
Total liabilities	37,599		37,599		38,438
Non-controlling interest - preferred equity	0		0		0
BFI
Disclosure of subsidiaries [line items]
Revenue	72	63	141	121
Net income attributable to shareholders	(88)	(1)	(89)	(6)
Total assets	8,964		8,964		8,256
Total liabilities	7,276		7,276		6,387
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
BFL
Disclosure of subsidiaries [line items]
Revenue	8	8	16	16
Net income attributable to shareholders	0	0	0	0
Total assets	607		607		607
Total liabilities	597		597		597
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	0	(2)	9	2
Net income attributable to shareholders	0	(1)	4	2
Total assets	845		845		843
Total liabilities	605		605		603
Non-controlling interest - preferred equity	230		230		230
BIC
Disclosure of subsidiaries [line items]
Revenue	38	14	75	48
Net income attributable to shareholders	62	(33)	49	(37)
Total assets	5,282		5,282		5,433
Total liabilities	3,628		3,628		3,734
Non-controlling interest - preferred equity	0		0		0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	25,729	20,086	49,528	38,163
Net income attributable to shareholders	2,154	1,152	3,595	2,424
Total assets	427,420		427,420		400,288
Total liabilities	260,696		260,696		237,100
Non-controlling interest - preferred equity	0		0		0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(2,787)	(1,864)	(4,885)	(3,706)
Net income attributable to shareholders	(2,128)	$ (1,117)	(3,559)	$ (2,383)
Total assets	(114,648)		(114,648)		(109,217)
Total liabilities	(32,547)		(32,547)		(30,597)
Non-controlling interest - preferred equity	$ 0		$ 0		$ 0